Other financial assets - Restrictions (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Other financial assets
Restricted funds	$ 68,069	$ 328,283
Isa Interchile
Other financial assets
Restricted funds	26,666	289,964
Interligacao Eletrica Norte E Nordeste
Other financial assets
Restricted funds	12,743	16,227
ISA
Other financial assets
Restricted funds	$ 11,547	$ 8,714